FRED ALGER MANAGEMENT, INC.
111 Fifth Avenue
New York, New York  10003

February 25, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Patty Williams

Re:	The China-U.S. Growth Fund (File Nos.: 811-21308, 333-103283)
Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The China-U.S. Growth Fund (the “Trust”), transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 7 under the Securities Act and Post Effective Amendment No. 9 under the Investment Company Act of 1940, as amended (the “Amendment”) to the Fund’s Registration Statement on Form
N- 1A (the “Registration Statement”).

The Amendment is being filed to (i) update the financial statements, performance and fee and expense information of the Trust’s portfolios (the “Funds”); and (ii) make certain other non-material revisions.

Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.8833.

Very truly yours,

/s/ Lisa A. Moss, Esq.
Lisa A. Moss, Esq.

cc:	Hal Liebes, Esq.